Consolidated statements of cash flows (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities of continuing operations (CHF million)
Net income	2,870	3,839
(Income)/loss from discontinued operations, net of tax	0	19
Income from continuing operations	2,870	3,858
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	544	580
Provision for credit losses	6	(30)
Deferred tax provision	483	609
Share of net income from equity method investments	(21)	(59)
Trading assets and liabilities, net	(9,211)	17,056
(Increase)/decrease in other assets	(10,856)	(2,692)
Increase/(decrease) in other liabilities	15,889	15,883
Other, net	804	1,610
Total adjustments	(2,362)	32,957
Net cash provided by/(used in) operating activities of continuing operations	508	36,815
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(485)	(737)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	932	(30,201)
Purchase of investment securities	(1,172)	(1,166)
Proceeds from sale of investment securities	2,096	680
Maturities of investment securities	1,372	1,741
Investments in subsidiaries and other investments	(870)	(460)
Proceeds from sale of other investments	2,516	1,054
(Increase)/decrease in loans	(5,636)	1,286
Proceeds from sales of loans	230	478
Capital expenditures for premises and equipment and other intangible assets	(718)	(764)
Proceeds from sale of premises and equipment and other intangible assets	3	3
Other, net	147	184
Net cash provided by/(used in) investing activities of continuing operations	(1,585)	(27,902)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,703	7,758
Increase/(decrease) in short-term borrowings	413	9,005
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,240)	3,285
Issuances of long-term debt	23,602	30,623
Repayments of long-term debt	(18,972)	(28,237)
Issuances of common shares	666	29
Sale of treasury shares	7,746	14,899
Repurchase of treasury shares	(7,672)	(16,432)
Dividends paid/capital repayments	(1,805)	(2,654)
Excess tax benefits related to share-based compensation	0	640
Other, net	671	(1,312)
Net cash provided by/(used in) financing activities of continuing operations	10,112	17,604
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,454)	(752)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(98)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	2,606	25,667
Cash and due from banks at beginning of period	65,467	51,857
Cash and due from banks at end of period	68,073	77,524
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	675	614
Cash paid for interest	9,238	10,260